Equity - Schedule of Authorized, Issued and Paid Shares (Detail) - shares	Dec. 31, 2018	Dec. 31, 2017	Nov. 28, 2014	Nov. 05, 2013
Disclosure of classes of share capital [line items]
Authorized shares	4,000,000,000	4,000,000,000
Common Shares [member]
Disclosure of classes of share capital [line items]
Issued and paid common stock	660,800,003	660,800,003	660,800,003	665,800,003
Preference shares [member]
Disclosure of classes of share capital [line items]
Issued and paid common stock	336,187,285	336,187,285	336,187,285